Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

27. Subsequent Events

As disclosed in Note 13, the Company’s US$175,000 Original Note matured on August 8, 2021 without any redemption, repurchase or conversion.

On March 4, 2022, the Company and Great World entered into a refinancing agreement. Pursuant to the refinancing agreement, the Company and Great World have agreed to refinance the Original Note. On April 19, 2022, the Company issued the New Note to Great World to replace the Original Note. Also on April 19, 2022, each of the Company’s subsidiaries signed a guarantee agreement and a subordination agreement to secure the Company’s obligations under the New Note.